Income Tax Expense/(Benefit) - Disclosure of Detailed Information About Major Components of Tax Expense Income (Details) - NZD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Income taxes [Abstract]
Current tax on profits for the period	$ 28	$ (667)	$ 537
Adjustments for current tax of prior periods	53	(607)	(477)
Total current tax expense/(benefit)	81	(1,274)	60
Decrease in deferred tax assets (note 29)	701
Income tax expense/(benefit) for continuing operations	$ 782	$ (1,274)	$ 60